S000072489 [Member] Average Annual Total Returns	12 Months Ended	51 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
MSCI USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.75%	11.81%
Performance Inception Date		Sep. 27, 2021
Nuveen ESG USA High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.13%	8.17%
Performance Inception Date		Sep. 27, 2021
Nuveen ESG Dividend ETF
Prospectus [Line Items]
Average Annual Return, Percent	10.83%	7.89%
Performance Inception Date		Sep. 27, 2021
Nuveen ESG Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.77%	6.75%
Performance Inception Date		Sep. 27, 2021
Nuveen ESG Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.41%	5.79%
Performance Inception Date		Sep. 27, 2021